LEASES - Schedule of Lease Term and Discount Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease, weighted average remaining lease term	9 years	10 years
Finance lease, weighted average remaining lease term	13 years	15 years
Operating lease, weighted average discount rate	2.20%	2.80%
Finance lease, weighted average discount rate	10.30%	10.60%